Note 14 - Goodwill - Weighted Average Cost of Capital (Details)	12 Months Ended
Dec. 31, 2018
DOMINICAN REPUBLIC
Statement Line Items [Line Items]
Weighted average cost of capital	12.14%
BRAZIL
Statement Line Items [Line Items]
Weighted average cost of capital	11.20%